STAPLED UNITHOLDERS' EQUITY - Director/Trustee Deferred Share Unit Plan - Reconciliation of the changes (Details) - Director/Trustee Deferred Share Unit Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) EquityInstruments	Dec. 31, 2017 CAD ($) EquityInstruments
Executive Deferred Stapled Unit Plan
Outstanding, Number, beginning balance | EquityInstruments	28	147
Granted, Number | EquityInstruments	16	23
Settled, Number | EquityInstruments		(142)
Outstanding, Number, ending balance | EquityInstruments	44	28
Outstanding, Weighted Average Grant Date Fair Value, beginning balance | $	$ 41.88	$ 35.43
New Grants, Weighted Average Grant Date Fair Value | $	53.11	48.75
Settled, Weighted Average Grant Date Fair Value | $		50.81
Outstanding, Weighted Average Grant Date Fair Value, ending balance | $	$ 46.01	$ 41.88